Inventory - Schedule of Inventory (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Inventory [Abstract]
Raw materials	$ 439,328	$ 279,514	$ 81,133
Work in progress	289,113	147,906	116,984
Finished goods	257,980	68,247	32,028
Total inventory	$ 986,421	$ 495,667	$ 230,145